Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	360 Funds
Central Index Key	dei_EntityCentralIndexKey	0001319067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2017
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
HedgeRow Income and Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the HedgeRow Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 14 of this prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period since inception from January 21, 2016 through November 30, 2016, the Fund’s portfolio turnover rate was 29.55% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.55%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest in domestic equity securities. The Fund will seek income through dividends paid on such securities. While there is no minimum amount of investment in dividend-paying securities, the Adviser will consider whether a particular issuer pays dividends into its investment decision. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The Fund will primarily invest in securities of large capitalization issuers stocks with a history of strong earnings and dividend growth. The Fund invests in large capitalization issuer to have at time of purchase a market capitalization with the capitalization range of the S&P 500 Index. As of November 30, 2016, the capitalization of companies in the S&P 500 Index ranged from $1.8 billion to $674 billion. These stocks typically have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which provides for lower levels of market volatility or non-correlated volatility, higher dividend returns and are generally less expensive to purchase. The Fund also prefers to invest in equity stocks that have options traded on them. The Fund will rebalance and adjust its equity portfolio as the Adviser deems necessary and appropriate.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include mergers, spin-offs, litigation resolutions, new products or management changes. The Fund may also invest in convertible securities.

The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments.

Additionally, the Fund will enter into call spreads. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold.

The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

Market risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Fund sells shares they may be worth more or less than what the Fund paid for them, which means that the Fund could lose money and the value of your investment in the Fund could decrease.

Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Special Situations risk - Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Non-diversified fund risk – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options risk – Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock the Fund holds, and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options Strategy risk – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

General Fund Investing risk – The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

New Fund risk – The inception date of the Fund was January 21, 2016. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund risk – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
HedgeRow Income and Opportunity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HROAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.35%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.01%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.34%
One Year	rr_ExpenseExampleYear01	$ 774
Three Years	rr_ExpenseExampleYear03	2,167
Five Years	rr_ExpenseExampleYear05	3,495
Ten Years	rr_ExpenseExampleYear10	$ 6,552
HedgeRow Income and Opportunity Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.10%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.01%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
One Year	rr_ExpenseExampleYear01	$ 212
Three Years	rr_ExpenseExampleYear03	1,643
Five Years	rr_ExpenseExampleYear05	3,014
Ten Years	rr_ExpenseExampleYear10	$ 6,198

[1]	Contingent Deferred Sales Charge applies only when a Shareholder purchase in the Fund totals $1 million or more and shares are redeemed within one year from the date of purchase.
[2]	"Other Expenses" include 0.10% for payment of interest expenses related to short investments.
[3]	Willard Mills Advisory, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% through at least March 31, 2018. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.